Condensed Consolidated Carve-out Statements of Changes in Net Parent's Investment - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Balance, January 1, 2022	$ 8,988,122	$ 15,505,661		$ 5,027,123	$ 15,505,661	$ 5,027,123
Net transfer from parent	695,207	829,804			3,415,081	13,801,233
Net loss	(701,463)	(1,051,149)			(9,932,620)	(3,322,695)
Balance, September 30, 2022	$ 8,981,866	$ 15,284,316			$ 8,988,122	15,505,661
Greens Natural Foods, Inc. [Member]
Net loss			$ (195,668)	(306,548)
Balance, September 30, 2022			1,517,613	1,517,613
Capital Units [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022				30,002		30,002
Acquisition of New Jersey locations				30,000
Balance, September 30, 2022			30,002	30,002
Member Units [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022				(496,097)		(496,097)
Acquisition of New Jersey locations				459,803
Net loss				(91,965)
Balance, September 30, 2022			(588,062)	(588,062)
Retained Earnings [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022				(2,922,234)		(2,922,234)
Acquisition of New Jersey locations				(90,380)
Net loss				(214,584)
Balance, September 30, 2022			(3,136,818)	(3,136,818)
Additional Paid-in Capital [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022				5,212,491		5,212,491
Acquisition of New Jersey locations
Balance, September 30, 2022			5,212,491	5,212,491
Total Shareholders' Equity [Member] | Greens Natural Foods, Inc. [Member]
Balance, January 1, 2022				1,824,162		$ 1,824,162
Acquisition of New Jersey locations				399,423
Net loss				(306,548)
Balance, September 30, 2022			$ 1,517,613	$ 1,517,613